Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
Investments In Associates And Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
11.	Investments in Associates and Joint Ventures

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,747	9,262
VIH	8,219	10,487
Digitel Crossing, Inc., or DCI	674	591
Appcard, Inc.	102	122
Asia Outsourcing Beta Limited, or Beta	35	36
AF Payments, Inc., or AFPI	—	—
ACeS International Limited, or AIL	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	18,777	20,498
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,538	32,541
Multisys	2,538	2,388
Telecommunications Connectivity, Inc., or TCI	10	—
Philippines Internet Holding S.à.r.l., or PHIH	—	—
Beacon	—	—
	35,086	34,929
Total carrying value of investments in associates and joint ventures	53,863	55,427

Changes in the cost of investments for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	59,519	51,487
Additions during the year	80	13,247
Disposals	—	(5,230)
Translation and other adjustments	(83)	15
Balances at end of the year	59,516	59,519

Changes in the accumulated impairment losses for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	2,509	4,118
Additional impairment (Note 4)	34	172
Translation and other adjustments	—	(1,781)
Balances at end of the year	2,543	2,509

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	(1,583)	(1,239)
Equity share in net earnings (losses) of associates and joint ventures:	(1,535)	(87)
MediaQuest PDRs	485	90
Multisys	150	—
DCI	83	81
VTI, Bow Arken and Brightshare	35	(60)
Appcard, Inc.	(20)	—
VIH	(2,268)	(260)
AFPI	—	62
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	—	(1)
Disposals	—	(187)
Translation and other adjustments	8	(69)
Balances at end of the year	(3,110)	(1,583)

Investments in Associates

Investment of ePLDT in MediaQuest PDRs

In 2012, ePLDT made deposits totaling Php6 billion to MediaQuest, an entity wholly-owned by the PLDT Beneficial Trust Fund, for the issuance of PDRs by MediaQuest in relation to its indirect interest in Cignal TV.  Cignal TV is a wholly-owned subsidiary of Satventures, which is a wholly-owned subsidiary of MediaQuest incorporated in the Philippines.  The Cignal TV PDRs confer an economic interest in common shares of Cignal TV indirectly owned by MediaQuest, and when issued, will provide ePLDT with a 40% economic interest in Cignal TV.  Cignal TV operates a direct-to-home, or DTH, Pay-TV business under the brand name “Cignal TV”, which is the largest DTH Pay-TV operator in the Philippines.

In June 2013, ePLDT’s Board of Directors approved additional investments in PDRs of MediaQuest:

•

a Php3.6 billion investment by ePLDT in PDRs to be issued by MediaQuest in relation to its interest in Satventures.  The Satventures PDRs confer an economic interest in common shares of Satventures owned by MediaQuest and provide ePLDT with a 40% economic interest in Satventures; and

•

a Php1.95 billion investment by ePLDT in PDRs to be issued by MediaQuest in relation to its interest in Hastings, a wholly-owned subsidiary of MediaQuest incorporated in the Philippines.  The Hastings PDRs confer an economic interest in common shares of Hastings owned by MediaQuest.  Hastings is a wholly-owned subsidiary of MediaQuest and holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World.  See Note 26 – Pension and Other Employee Benefits – Unlisted Equity Investments – Investment in MediaQuest.

The Php6 billion Cignal TV PDRs and Php3.6 billion Satventures PDRs were issued on September 27, 2013.  These PDRs provided ePLDT an aggregate of 64% economic interest in Cignal TV.

On February 19, 2014, ePLDT’s Board of Directors approved an additional investment of up to Php500 million in Hastings PDRs to be issued by MediaQuest.  On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing additional deposits for future PDRs subscription.  As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014.  Subsequently, on June 1, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs.  This provided ePLDT with 70% economic interest in Hastings.  See Note 26 – Pension and Other Employee Benefits – Unlisted Equity Investments – Investment in MediaQuest.

In 2017, an impairment test was carried out for ePLDT’s investment in MediaQuest PDRs where it showed that an impairment provision must be recognized.  In determining the provision, the recoverable amount of the Print business and Pay TV were determined based on VIU calculations.  The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2018 financial budgets approved by the Board of Directors and calculated terminal value.

Using the detailed projections of Print business for five years and applying a terminal value thereafter, ePLDT calculated a recoverable amount of Php1,664 million.  Consequently, ePLDT recognized a provision for impairment of its investment in MediaQuest PDRs in relation to its Print business amounting to Php1,784 million for the year ended December 31, 2017, representing the difference between the recoverable amount and the carrying value of the Print business as at December 31, 2017.  No impairment provision was recognized for the Pay TV business.

Transfer of Hastings PDRs to PLDT Beneficial Trust Fund

On January 22, 2018, ePLDT’s Board of Directors approved the assignment of the Hastings PDRs, representing a 70% economic interest in Hastings to the PLDT Beneficial Trust Fund for a total consideration of Php1,664 million.  The assignment was completed on February 15, 2018 and subsequently ePLDT ceased to have any economic interest in Hastings.  See Note 26 – Pension and Other Employee Benefits – Unlisted Equity Investments – Investment in MediaQuest.

The PLDT Group’s financial investment in PDRs of MediaQuest is part of the PLDT Group’s overall strategy of broadening its distribution platforms and increasing the PLDT Group’s ability to deliver multimedia content to its customers across the PLDT Group’s broadband and mobile networks.

ePLDT’s aggregate value of investment in MediaQuest PDRs amounted to Php9,747 million and Php9,262 million as at December 31, 2019 and 2018, respectively.  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Accounting for investment in MediaQuest through PDRs.

The table below presents the summarized financial information of Satventures as at December 31, 2019 and 2018, and for the years ended December 31, 2019, 2018 and 2017:

	2019	2018
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	21,396	20,712
Current assets	3,662	2,606
Noncurrent liabilities	1,969	3,297
Current liabilities	7,859	5,549
Equity	15,230	14,472
Carrying amount of interest in Satventures	9,747	9,262
Additional Information:
Cash and cash equivalents	1,534	611
Current financial liabilities*	7,859	487
Noncurrent financial liabilities*	1,969	2,239

*	Excluding trade, other payables and provisions.

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	7,367	7,339	6,650
Depreciation and amortization	920	936	772
Interest income	4	8	3
Interest expense	235	274	249
Provision for income tax	165	112	71
Net income	308	142	4
Other comprehensive income	—	—	—
Total comprehensive income	308	142	4
Equity share in net income of Satventures	485	90	3

Investment of PCEV in VIH

Consolidation of the Digital Investments of Smart under PCEV

On February 27, 2018, the Board of Directors of PCEV approved the consolidation of the various Digital Investments under PCEV, which was carried out through the following transactions:

(i)

PCEV entered into a Share Purchase Agreement with Voyager Innovations, Inc., or Voyager, to purchase 53 million ordinary shares of Voyager Innovations Holdings Pte. Ltd., or VIH, representing 100% of the issued and outstanding ordinary shares of VIH, for a total consideration of Php465 million.  The total consideration was settled on March 15, 2018, while the transfer of shares to PCEV was completed on April 6, 2018;

(ii)

VIH entered into a Share Purchase Agreement with Smart to purchase all of its 170 million common shares of Voyager for a total consideration of Php3,527 million.  The total consideration was settled on April 16, 2018; and

(iii)

PCEV entered into a Subscription Agreement with VIH to subscribe to additional 96 million ordinary shares of VIH, with a par value of SG$1.00 per ordinary share, for a total subscription price of SG$96 million, or Php3,806 million, which was settled on April 13, 2018.

Loss of Control of PCEV over VIH

On October 4, 2018, PLDT, as the ultimate Parent Company of PCEV, VIH, Vision Investment Holdings Pte. Ltd., or Vision, an entity indirectly controlled by KKR and Cerulean Investment Limited, or Cerulean, an entity indirectly owned and controlled by Tencent, entered into subscription agreements under which Vision and Cerulean, or the Lead Investors, will separately subscribe to and VIH will allot and issue to the Lead Investors a total of up to US$175 million Convertible Class A Preferred Shares of VIH, with an option for VIH to allot and issue up to US$50 million Convertible Class A Preferred Shares to such follower investors as may be agreed among VIH, PLDT and the Lead Investors, or the upsize option.

On November 26, 2018, PLDT, IFC and IFC EAF, a fund managed by IFC Asset Management Company, entered into subscription agreements under which IFC and IFC EAF, the follower investors, will separately subscribe to and VIH will allot and issue to the follower investors a total of up to US$40 million Convertible Class A Preferred Shares of VIH pursuant to the upsize option.

The foregoing investment in VIH is not subject to the compulsory merger notification regime under the Philippine Competition Act and its implementing Rules and Regulations.  In addition, the Bangko Sentral ng Pilipinas has confirmed that it interposes no objection to the investment.

On November 28, 2018, VIH received the US$175 million funding from KRR and Tencent.  Subsequently, VIH received the US$40 million funding from IFC and IFC EAF.  As a result of the foregoing, PCEV’s ownership was reduced to 48.74% and retained only two out of the five Board seats in VIH, which resulted in the loss of control over VIH.  Consequently, VIH was deconsolidated and the fair market value of the investment amounting to Php10,748 million was recorded as an investment in associate and PCEV recognized gain on deconsolidation amounting to Php12,054 million, which was presented as part of “Other income (expenses) – net” account in our consolidated income statement.

The summarized financial information of VIH as at and for the years ended December 31, 2019 and 2018 is shown below:

	2019	2018
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1,184	1,318
Current assets	8,038	11,152
Noncurrent liabilities	35	42
Current liabilities	4,205	2,926
Equity	4,982	9,502

Income Statement:(1)
Revenues	1,291	136
Depreciation and amortization	254	(19)
Interest income	146	14
Benefit from income tax	(4)	(1)
Net loss	(4,576)	(535)
Other comprehensive loss	(124)	(2)
Total comprehensive loss	(4,700)	(537)
Equity share in net loss of VIH	(2,268)	(262)

(1)	Income Statement figures in 2018 pertains to the month of December.

The carrying value of PCEV’s investment in VIH amounted to Php8,219 million and Php10,487 million as at December 31, 2019 and 2018, respectively.

Investment of Digitel in DCI and ANPC

Digitel has 60% and 40% interest in ANPC and DCI, respectively.  DCI is involved in the business of cable system linking the Philippines, United States and other neighboring countries in Asia.  ANPC is an investment holding company owning 20% of DCI.

In December 2000, Digitel, Pacnet Network (Philippines), Inc., or PNPI, (formerly Asia Global Crossing Ltd.) and BT Group O/B Broadband Infrastructure Group Ltd., or BIG, entered into a joint venture agreement, or JVA, under which the parties agreed to form DCI with each party owning 40%, 40% and 20%, respectively.  DCI was incorporated to develop, provide and market backhaul network services, among others.

On April 19, 2001, after BIG withdrew from the proposed joint venture, Digitel and PNPI formed ANPC to replace BIG.  Digitel contributed US$2 million, or Php69 million, for a 60% equity interest in ANPC while PNPI owned the remaining 40% equity interest.

Digitel provided full impairment loss on its investment in DCI and ANPC in prior years on the basis that DCI and ANPC have incurred significant recurring losses in the past.  In 2011 and 2017, Digitel recorded a reversal of impairment loss amounting to Php92 million and Php201 million, respectively, following improvement in DCI’s operations.

Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.

Digitel’s investment in DCI does not qualify as investment in joint venture as there is no provision for joint control in the JVA among Digitel, PNPI and ANPC.

Following PLDT’s acquisition of a controlling stake in Digitel, PNPI, on November 4, 2011, sent a notice to exercise its Call Right under Section 6.3 of the JVA, which provides for a Call Right exercisable by PNPI following the occurrence of a Digitel change in control.  As at March 31, 2020, Digitel is ready to conclude the transfer of its investment in DCI and ANPC, subject to PNPI’s ability to meet certain regulatory and valuation requirements.  This investment is not classified as noncurrent asset held-for-sale at report date as the transfer is assessed as not highly probable because certain conditions have not yet been met by both Digitel and PNPI.

Investment of PGIC in Beta

On February 5, 2013, PLDT entered into a Subscription and Shareholders’ Agreement with Asia Outsourcing Alpha Limited, or Alpha, wherein PLDT, through its indirect subsidiary PGIC, acquired from Alpha approximately 20% equity interest in Beta for a total cost of approximately US$40 million, which consists of preferred shares of US$39.8 million and ordinary shares of US$0.2 million.  On various dates in 2013 and 2014, PGIC has bought and transferred-in a net in total of 27 ordinary shares and 9,643 preferred shares to certain employees of Beta for a total net payment of US$51 thousand.  In 2014, Beta has divested its healthcare BPO business.  PGIC received a total cash distribution of US$41.8 million from Beta through redemption of 35.3 million preferred shares and repayment of loan from PGIC.  The equity interest of PGIC in Beta remained at 20% after the transfer with economic interest of 18.32%.

Alpha and Beta are both exempted limited liability companies incorporated under the laws of Cayman Islands and are both controlled by CVC Capital Partners.  Beta has been designated to be the ultimate holding company of the SPi Technologies, Inc. and Subsidiaries.

On July 22, 2016, Asia Outsourcing Gamma Limited, or AOGL, entered into a SPA with Relia, Inc., one of the largest BPO companies in Japan, relating to the acquisition of AOGL’s Customer Relationship Management, or CRM, business under the legal entity SPi CRM, Inc. and Infocom Technologies, Inc., wholly-owned subsidiaries of SPi Technologies, Inc., for a total purchase consideration of US$190.9 million.  AOGL is a wholly-owned subsidiary of Beta and the direct holding company of SPi Technologies, Inc. and Subsidiaries.  The transaction was completed on September 30, 2016.  As a result of the sale, PGIC received a cash distribution of US$11.2 million from Beta through redemption of its preferred shares and portion of its ordinary shares.

On May 19, 2017, AOGL entered into a SPA with Partners Group, a global private markets investment manager, relating to the acquisition of SPi Global, a wholly-owned subsidiary of AOGL, for an enterprise value of US$330 million.  The transaction was completed on August 25, 2017.  As a result of the sale, PGIC received a total cash distribution of US$57.05 million from Beta on various dates in 2017 and 2018 through redemption of a portion of its ordinary shares.  The remaining balance of US$2.29 million is held in escrow and will be released in 2020 subject to indemnity claims of the buyer.

The carrying value of investment in common shares in Beta amounted to Php35 million and Php36 million as at December 31, 2019 and 2018, respectively.  The economic interests of PGIC in Beta remained at 18.32% as at December 31, 2019 and 2018.

PGIC is a wholly-owned subsidiary of PLDT Global, which was incorporated under the laws of British Virgin Islands.

Investment of Smart in AFPI

In 2013, Smart, along with other conglomerates MPIC and Ayala Corporation, or Ayala, embarked on a venture to bid for the Automated Fare Collection System, or AFCS, a project of the Department of Transportation and Communications, or DOTC, and Light Rail Transit Authority, to upgrade the Light Rail Transit 1 and 2, and Metro Rail Transit ticketing systems.

In 2014, AFPI, the joint venture company, was incorporated in the Philippines and registered with the Philippine SEC.  Smart subscribed to Php503 million equivalent to 503 million shares at a subscription price of Php1.00 per share representing 20% equity interest.  MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.

In March 2019, Smart infused additional capital of Php70 million as additional subscription of preferred shares.

The summary of investments in AFPI made by Smart as at December 31, 2019 and 2018 is shown below:

	2019	2018
	(in millions)
Common shares	625.7	625.7
Preferred shares	194.3	124.3

Smart’s investment in AFPI has been fully impaired as at December 31, 2019.  Share in net cumulative losses were not recognized as it does not have any legal or constructive obligation to pay for such losses and have not made any payments on behalf of AFPI.

Investment of ACeS Philippines in AIL

As at December 31, 2019, ACeS Philippines held a 36.99% equity interest in AIL, a company incorporated under the laws of Bermuda.  AIL owns the Garuda I Satellite and the related system control equipment in Batam, Indonesia.  In December 2014, AIL suffered a failure of the propulsion system on board the Garuda I Satellite, thus, AIL decided to decommission the operation of Garuda I Satellite in January 2015.

AIL has incurred significant operating losses, negative operating cash flows, and significant levels of debt.  The financial condition of AIL was partly due to the National Service Providers’, or NSPs, inability to generate the amount of revenues originally expected as the growth in subscriber numbers has been significantly lower than budgeted.  These factors raised substantial doubt about AIL’s ability to continue as a going concern.  On this basis, we recognized a full impairment provision of Php1,896 million in respect of our investment in AIL in 2003.

Share in net cumulative losses were not recognized as we do not have any legal or constructive obligation to pay for such losses and have not made any payments on behalf of AIL.

Summarized financial information of individually immaterial associates

The following tables present the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	107	87	87
Net income (loss)	90	(80)	59
Other comprehensive income	—	—	(1)
Total comprehensive income (loss)	90	(80)	58

We did not receive any dividends from our associates for the years ended December 31, 2019, 2018 and 2017.

We have no outstanding contingent liabilities or capital commitments with our associates as at December 31, 2019 and 2018.

Investments in Joint Ventures

Investments of PLDT in VTI, Bow Arken and Brightshare

On May 30, 2016, the PLDT Board approved the Company’s acquisition of 50% equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of San Miguel Corporation, or SMC, with Globe acquiring the other 50% interest.  On the same date, PLDT and Globe executed: (i) a Share Purchase Agreement, or SPA, with SMC to acquire the entire outstanding capital, including outstanding advances and assumed liabilities, in VTI (and the other subsidiaries of VTI), which holds SMC’s telecommunications assets through its subsidiaries, or the VTI Transaction; and (ii) separate SPAs with the owners of two other entities, Bow Arken (the parent company of New Century Telecoms, Inc.) and Brightshare (the parent company of eTelco, Inc.), which separately hold additional spectrum frequencies through their respective subsidiaries, or the Bow Arken Transaction and Brightshare Transaction, respectively.  We refer to the VTI Transaction, Bow Arken Transaction and Brightshare Transaction collectively as the SMC Transactions.

The consideration in the amount of Php52.8 billion representing the purchase price for the equity interest and assigned advances of previous owners to VTI, Bow Arken and Brightshare was paid in three tranches: 50% upon signing of the SPAs on May 30, 2016, 25% on December 1, 2016 and the final 25% on May 30, 2017.  The SPAs also provide that PLDT and Globe, through VTI, Bow Arken and Brightshare, would assume liabilities amounting to Php17.2 billion from May 30, 2016.  In addition, the SPAs contain a price adjustment mechanism based on the variance in these assumed liabilities to be agreed among PLDT, Globe and previous owners on the results of the confirmatory due diligence procedures jointly performed by PLDT and Globe.  On May 29, 2017, PLDT and Globe paid the previous owners the net amount of Php2.6 billion in relation to the aforementioned price adjustment based on the result of the confirmatory due diligence.  See Note 28 – Financial Assets and Liabilities – Commercial Commitments.

As part of the SMC Transactions, PLDT and Globe acquired certain outstanding advances made by the former owners of VTI, Bow Arken and Brightshare to VTI, Bow Arken and Brightshare or their respective subsidiaries.  The amounts of the advances outstanding to PLDT since the date of assignment to PLDT amounted to Php11,359 million: (i) Php11,038 million from VTI and its subsidiaries; (ii) Php238 million from Bow Arken and its subsidiaries; and (iii) Php83 million from Brightshare and its subsidiaries.

On February 28, 2017, PLDT and Globe each subscribed to 2.8 million new preferred shares to be issued out of the unissued portion of the existing authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share) or a total subscription price for each of Php11,040 million (inclusive of a premium over par of Php8,280 million).  PLDT and Globe’s assigned advances from SMC which were subsequently reclassified to deposit for future subscription of each amounting to Php11,040 million were applied as full subscription payment for the subscribed shares.

Also, on the same date, PLDT and Globe each subscribed to 800 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share), or a total subscription price for each Php3,200 million (inclusive of a premium over par of Php2,400 million).  PLDT and Globe each paid Php148 million in cash for the subscribed shares.  The remaining balance of the subscription price of PLDT and Globe were fully paid as at December 29, 2017.

On December 15, 2017, PLDT and Globe each subscribed to 600 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php5 thousand per subscribed share (inclusive of a premium over par of Php4 thousand per subscribed share), for a total subscription price of Php3,000 million (inclusive of a premium over par of Php2,400 million).  PLDT and Globe each paid Php10 million in cash for the subscribed shares upon execution of the agreement.  The remaining balance of the subscription price was paid via conversion of advances amounting to Php2,990 million as at December 31, 2017.

The amount of the advances outstanding to PLDT, to cover for the assumed liabilities and working capital requirements of the acquired companies, amounted to Php13 million and Php51 million as at December 31, 2019 and 2018, respectively.

Purchase Price Allocation

PLDT has engaged an independent valuer to determine the fair value adjustments relating to the acquisition.  As at May 30, 2016, our share in the fair value of the intangible assets, which includes spectrum, amounted to Php18,885 million and goodwill of Php17,824 million has been determined based on the final results of an independent valuation.  Goodwill arising from this acquisition and carrying amount of the identifiable assets and liabilities, including deferred tax liability, and the related amortization through equity in net earnings were retrospectively adjusted accordingly.

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2019 and 2018, and for the years ended December 31, 2019, 2018 and 2017:

	2019	2018
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	78,004	77,261
Current assets	3,610	3,070
Noncurrent liabilities	11,456	11,193
Current liabilities	2,831	2,678
Equity	67,327	66,460
Carrying amount of interest in VTI, Bow Arken and Brightshare	32,538	32,541
Additional Information:
Cash and cash equivalents	2,590	2,191
Current financial liabilities*	587	607
Noncurrent financial liabilities*	—	—

*	Excluding trade, other payables and provisions.

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	3,339	2,505	2,532
Depreciation and amortization	1,337	1,171	1,168
Interest income	64	43	28
Provision for (benefit from) income tax	216	113	(42)
Net income (loss)	70	(120)	110
Other comprehensive income	—	—	—
Total comprehensive income (loss)	70	(120)	110
Equity share in net income (loss) of VTI, Bow Arken and Brightshare	35	(60)	55

Notice of Transaction filed with the PCC

On May 30, 2016, prior to closing the transaction, each of PLDT, Globe and SMC submitted notices of the VTI, Bow Arken and Brightshare Transaction (respectively, the VTI Notice, the Bow Arken Notice and the Brightshare Notice and collectively, the Notices) to the PCC pursuant to the Philippine Competition Act, or PCA, and Circular No. 16-001 and Circular No. 16-002 issued by the PCC, or the Circulars.  As stated in the Circulars, upon receipt by the PCC of the requisite notices, each of the said transactions shall be deemed approved in accordance with the Circulars.

Subsequently, on June 7, 2016, PLDT and the other parties to the said transactions received separate letters dated June 6 and 7, 2016 from the PCC which essentially stated, that: (a) with respect to VTI Transaction, the VTI Notice is deficient and defective in form and substance, therefore, the VTI Transaction is not “deemed approved” by the PCC, and that the missing key terms of the transaction are critical since the PCC considers certain agreements as prohibited and illegal; and (b) with respect to the Bow Arken and Brightshare Transactions, the compulsory notification under the Circulars does not apply and that even assuming the Circulars apply, the Bow Arken Notice and the Brightshare Notice are deficient and defective in form and substance.

On June 10, 2016, PLDT submitted its response to the PCC’s letter articulating its position that the VTI Notice is adequate, complete and sufficient and compliant with the requirement under the Circulars, and does not contain false material information; as such, the VTI Transaction enjoys the benefit of Section 23 of the PCA.  Therefore, the VTI Transaction is deemed approved and cannot be subject to retroactive review by the PCC.  Moreover, the parties have taken all necessary steps, including the relinquishment/return of certain frequencies and co-use of the remaining frequencies by Smart and Belltel and Globe and Belltel as discussed above, to ensure that the VTI Transaction will not substantially prevent, restrict or lessen competition to violate the PCA.  Nevertheless, in the spirit of cooperation and for transparency, the parties voluntarily submitted to the PCC, among others, copies of the SPAs for the PCC’s information and reference.

In a letter dated June 17, 2016, the PCC required the parties to further submit additional documents relevant to the co-use arrangement and the frequencies subject thereto, as well as other definitive agreements relating to the VTI Transaction.  It also disregarded the deemed approved status of the VTI Transaction in violation of the Circulars which the PCC itself issued, and insisted that it will conduct a full review, if not investigation of the said transaction under the different operative provisions of the PCA.

In the Matter of the Petition against the PCC

On July 12, 2016, PLDT filed before the Court of Appeals, or CA, a Petition for Certiorari and Prohibition (With Urgent Application for the Issuance of a Temporary Restraining Order, or TRO, and/or Writ of Preliminary Injunction), or the Petition, against the PCC.  The Petition seeks to enjoin the PCC from proceeding with the review of the acquisition by PLDT and Globe of equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of SMC, or the SMC Transactions, and performing any act which challenges or assails the “deemed approved” status of the SMC Transactions.  On July 19, 2016, the 12th Division of the CA, issued a Resolution directing the PCC through the Office of the Solicitor General, or the OSG, to file its Comment within a non-extendible period of 10 days from notice and show cause why the Petition should not be granted.  On August 11, 2016, the PCC through the OSG, filed its Comment to the Petition (With Opposition to Petitioner’s Application for a Writ of Preliminary Injunction).  On August 19, 2016, PLDT filed its Reply to Respondent PCC’s Comment.

On August 26, 2016, the CA issued a Writ of Preliminary Injunction enjoining and directing the respondent PCC, their officials and agents, or persons acting for and in their behalf, to cease and desist from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016 during the pendency of the case and until further orders are issued by the CA.  On September 14, 2016, the PCC filed a Motion for Reconsideration of the CA’s Resolution.  During this time, Globe moved to have its Petition consolidated with the PLDT Petition.  In a Resolution promulgated on October 19, 2016, the CA: (i) accepted the consolidation of Globe’s petition versus the PCC (CA G.R. SP No. 146538) into PLDT’s petition versus the PCC (CA G.R. SP No. 146528) with the right of replacement; (ii) admitted the Comment dated October 4, 2016 filed by the PCC; (iii) referred to the PCC for Comment (within 10 days from receipt of notice) PLDT’s Urgent Motion for the Issuance of a Gag Order dated September 30, 2016 and to cite the PCC for indirect contempt; and (iv) ordered all parties to submit simultaneous memoranda within a non-extendible period of 15 days from notice.  On November 11, 2016, PLDT filed its Memorandum in compliance with the CA’s Resolution.

On February 17, 2017, the CA issued a Resolution denying PCC’s Motion for Reconsideration dated September 14, 2016, for lack of merit.  The CA denied PLDT’s Motion to Cite the PCC for indirect Contempt for being premature.  In the same Resolution, as well as in a separate Gag Order attached to the Resolution, the CA granted PLDT’s Urgent Motion for the Issuance of a Gag Order and directed PCC to remove immediately from its website its preliminary statement of concern and submit its compliance within five days from receipt thereof.  All the parties were ordered to refrain, cease and desist from issuing public comments and statements that would violate the sub judice rule and subject them to indirect contempt of court.  The parties were also required to comment within ten days from receipt of the Resolution, on the Motion for Leave to Intervene and to Admit the Petition-in-Intervention dated February 7, 2017 filed by Citizenwatch, a non-stock and non-profit association.

On April 18, 2017, the PCC filed before the Supreme Court a Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division on August 26, 2016 restraining PCC’s review of the SMC Transactions.  In compliance with the Supreme Court’s Resolution issued on April 25, 2017, PLDT on July 3, 2017 filed its Comment dated July 1, 2017 to the PCC’s Petition.  The Supreme Court issued a Resolution dated July 18, 2017 noting PLDT’s Comment and requiring the PCC to file its Consolidated Reply.  The PCC filed a Motion for Extension of Time and prayed that it be granted until October 23, 2017 to file its Consolidated Reply.  The PCC filed its Consolidated Reply to the: (1) Comment filed by PLDT; and
(2) Motion to Dismiss filed by Globe on November 7, 2017.  The same was noted by Supreme Court in a Resolution dated November 28, 2017.

During the intervening period, the CA rendered its Decision in October 18, 2017, granting the Petitions filed by PLDT and Globe.  In its Decision, the CA: (i) permanently enjoined the PCC from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016; (ii) annulled and set aside the Letters dated June 7, 2016 and June 17, 2016; (iii) precluded the PCC from conducting a full review and/or investigation of the SMC Transactions;
(iv) compelled the PCC to recognize the SMC Transactions as deemed approved by operation of law; and
(v) denied the PCC’s Motion for Partial Reconsideration dated March 6, 2017, and directed the PCC to permanently comply with the CA’s Resolution dated February 17, 2017 requiring PCC to remove its preliminary statement of concern from its website.  The CA clarified that the deemed approved status of the SMC Transactions does not, however, remove the power of PCC to conduct post-acquisition review to ensure that no anti-competitive conduct is committed by the parties.

On November 7, 2017, PCC filed a Motion for Additional Time to file a Petition for Review on Certiorari before the Supreme Court.  The Supreme Court granted PCC’s motion in its Resolution dated November 28, 2017.

On December 13, 2017, PLDT, through counsel, received the PCC’s Petition for Review on Certiorari filed before the Supreme Court assailing the CA’s Decision dated October 18, 2017.  In this Petition, the PCC raised procedural and substantive issues for resolution.  Particularly, the PCC assailed the issuance of the writs of certiorari, prohibition, and mandamus considering that the determination of the sufficiency of the Notice pursuant to the Transitory Rules involves the exercise of administrative and discretionary prerogatives of the PCC.  On the substantive aspect, the PCC argued that the CA committed grave abuse of discretion in ruling that the SMC Transactions should be accorded the deemed approved status under the Transitory Rules.  The PCC maintained that the Notice of the SMC Transaction was defective because it failed to provide the key terms thereof.

In the Supreme Court Resolution dated November 28, 2017, which was received by PLDT on December 27, 2017, the Supreme Court decided to consolidate the PCC’s Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division with that of its Petition for Review on Certiorari assailing the decision of the CA on the merits.

On February 13, 2018, PLDT received Globe’s Motion for Leave to File and Admit the Attached Rejoinder, which was denied by the Supreme Court in a Resolution dated March 13, 2018.

On February 27, 2018, PLDT received notice of the Supreme Court’s Resolution dated January 30, 2018 directing PLDT and Globe to file their respective Comments to the Petition for Review on Certiorari without giving due course to the same.

On April 5, 2018, PLDT filed its Comment on the Petition for Review on Certiorari. On April 11, 2018, PLDT received Globe’s Comment/Opposition [Re: Petition for Review on Certiorari dated December 11, 2017] dated March 4, 2018.

On April 24, 2018, PCC’s Motion to Expunge [Respondent PLDT’s Comment on the Petition for Review on Certiorari] dated April 18, 2018 was received. On May 9, 2018, PLDT filed a Motion for Leave to File and Admit the Attached Comment on the Petition for Review on Certiorari dated May 9, 2018.

On June 5, 2018, PLDT received the Supreme Court’s Resolution dated April 24, 2018 granting the motion for extension of PLDT and noting its Comment on the Petition for Review on Certiorari filed in compliance with the Supreme Court’s Resolution dated January 30, 2018 and requiring the PCC to file a Consolidated Reply to the comments within ten days from notice. On June 20, 2018, PLDT, through counsel, received PCC’s Urgent Omnibus Motion for: (1) Partial Reconsideration of the Resolution dated April 24, 2018; and (2) Additional Time dated June 11, 2018.

PCC filed its Consolidated Reply Ad Cautelam dated July 16, 2018, which was received on July 19, 2018.

On July 26, 2018, PLDT received a Resolution dated June 19, 2018 where the Supreme Court resolved to grant PLDT’s Motion for Leave to File and Admit the Attached Comment, and PCC’s Motion for Extension to file a Comment/Opposition on/to PLDT’s Motion for Leave to File and Admit the Attached Comment.

On August 14, 2018, PLDT received a Resolution dated July 3, 2018 where the Supreme Court resolved to deny the PCC’s motion to reconsider the Resolution dated April 24, 2018 and grant its motion for extension of time to file its reply to PLDT’s and Globe’s Comments, with a warning that no further extension will be given.

On August 16, 2018, PLDT received a Resolution dated June 5, 2018 where the Supreme Court noted without action the Motion to Expunge by PCC in view of the Resolution dated April 24, 2018 granting the motion for extension of time to file a comment on the petition in G.R. No. 234969.

On October 4, 2018, PLDT received a Resolution dated August 7, 2018 where the Supreme Court noted the PCC’s Consolidated Reply Ad Cautelam.

The consolidated petitions remain pending as of the date of this report.

VTI’s Tender Offer for the Minority Stockholders’ Shares in Liberty Telecom Holdings, Inc., or LIB

On August 18, 2016, the Board of Directors of VTI approved the voluntary tender offer to acquire the common shares of LIB, a subsidiary of VTI, which are held by the remaining minority shareholders, and the intention to delist the shares of LIB from the PSE.

On August 24, 2016, VTI, owner of 87.12% of the outstanding common shares of LIB, undertook the tender offer to purchase up to 165.88 million common shares owned by the remaining minority shareholders, representing 12.82% of LIB’s common stock, at a price of Php2.20 per share.  The tender offer period ended on October 20, 2016, the extended expiration date, with over 107 million shares tendered, representing approximately 8.3% of LIB’s issued and outstanding common shares.  The tendered shares were crossed at the PSE on November 4, 2016, with the settlement on November 9, 2016.

The tender offer was undertaken in compliance with the PSE’s requirements for the voluntary delisting of LIB common shares from the PSE.  The voluntary delisting of LIB was approved by the PSE effective November 21, 2016.

Following the conclusion of the tender offer, VTI now owns more than 95% of the issued and outstanding common shares, and 99.1% of the total issued and outstanding capital stock, of LIB.

Investment of PGIH in Multisys

On November 8, 2018, the PLDT Board of Directors approved the investment of Php2,150 million in Multisys for a 45.73% equity interest through its wholly-owned subsidiary, PGIH.  Multisys is a Philippine software development and IT solutions provider engaged in designing, developing, implementing business system solutions and services covering courseware, webpage development and designing user-defined system programming.  PGIH’s investment involves the acquisition of new and existing shares.

On December 3, 2018, PGIH completed the closing of its investment in Multisys.  Out of the Php550 million total consideration for the acquisition of existing shares, PGIH paid Php523 million to the owners of Multisys.  On June 3, 2019, the balance of the acquisition consideration amounting to Php27 million was fully paid.  Further, PGIH invested Php800 million into Multisys as a deposit for future stock subscription pending the approval by the Philippine SEC of the capital increase of Multisys.  On February 1, 2019, the Philippine SEC approved the capital increase of Multisys.  The balance of Php800 million stock subscription payable is outstanding as at February28, 2020.

PLDT has engaged an independent appraiser to determine the fair value adjustments relating to the acquisition.  As at December 3, 2018, our share in the fair value of the identifiable net assets and liabilities, which includes technologies and customer relationships, amounted to Php1,357 million.  Goodwill of Php1,031 million has been determined based on the final results of the independent valuation.  Goodwill arising from this acquisition and carrying amount of the identifiable net assets and liabilities, including deferred tax liability, and the related amortization through equity in net earnings were retrospectively adjusted accordingly.

The carrying value of the investment in Multisys amounted to Php2,538 million and Php2,388 million, including subscription payable of Php800 million and contingent consideration of Php230 million as at December 31, 2019 and 2018, respectively.

Investment of iCommerce in PHIH

On January 20, 2015, PLDT and Rocket Internet entered into a JVA designed to foster the development of internet-based businesses in the Philippines.  PLDT, through its subsidiary, Voyager, and Asia Internet Holding S.à r.l., or AIH, which is 50%-owned by Rocket Internet, were the initial shareholders of the joint venture company PHIH.  iCommerce, former subsidiary of VIH, replaced Voyager in agreement as shareholder of PHIH on October 14, 2015 and held a 33.33% equity interest in PHIH.

The objective of PHIH was the creation and development of online businesses in the Philippines, the leveraging of local market and business model insights, the facilitation of commercial, strategic and investment partnerships, and the acceleration of the rollout of online startups in the Philippines.  In accordance with the underlying agreements, iCommerce paid approximately €7.4 million to PHIH as contribution to capital.  Payment of another contribution by iCommerce to the PHIH capital of approximately €2.6 million was requested in 2016 and remained outstanding.

On September 15, 2017, AIH initiated arbitral proceedings via the German Arbitration Institute (DIS), or DIS, against iCommerce for not settling the €2.6 million contribution.  AIH required the payment of €2.6 million plus interest and all costs of the arbitral proceedings.

On December 14, 2017, VIH and PLDT Online entered into a Sale and Purchase Agreement whereby VIH sold all of its 10 thousand shares in iCommerce to PLDT Online for a total purchase price of SG$1.00.  On the same date, VIH assigned its loans receivables from iCommerce to PLDT Online amounting to US$8.6 million.  In consideration, a total of US$8.9 million, inclusive of interest, was fully paid by PLDT Online to VIH on November 30, 2017.

On April 19, 2018, iCommerce, together with PLDT and Voyager, executed a Settlement Agreement with AIH to terminate the arbitral proceedings and to settle disputes over rights and obligations in connection with the PHIH agreements.  On the same date, iCommerce executed a Share Transfer Agreement with AIH to transfer its PHIH shares to AIH.  As a result, iCommerce gave up its 33.33% equity interest for zero value and its claims over the remaining cash of PHIH.  iCommerce, AIH and PHIH waived all other claims in connection with PHIH, including any claims against iCommerce.

On separate letters dated April 26, 2018, iCommerce and AIH informed the DIS that both parties have concluded an out-of-court settlement with AIH requesting for the termination of the arbitral proceedings.

On May 7, 2018, iCommerce received the order of the DIS for the termination of the arbitral proceedings and the administrative fees to be paid in relation to the arbitral proceedings.  With the foregoing, iCommerce has completed the exit from the joint venture.

As a result, iCommerce recognized a loss on investment written-off amounting to Php362 million for the difference between the book value of investment in PHIH and the subscription payable.  Such loss is recorded as part of “Other income (expenses) – Others – net” in our consolidated income statement.

Investment of PCEV in Beacon

On March 1, 2010, PCEV, MPIC and Beacon, entered into an Omnibus Agreement, or OA, where PCEV and MPIC have agreed to set out their mutual agreement in respect of, among other matters, the capitalization, organization, conduct of business and the extent of their participation in the management of the affairs of Beacon.  Beacon is merely a special purpose vehicle created for the main purpose of holding and investing in Meralco using the same Meralco shares as collateral for funding such additional investment.

PCEV accounted for its investment in Beacon as investment in joint venture since the OA established joint control over Beacon until its full divestment on June 27, 2017.

PCEV’s Investment in Beacon Shares

PCEV made the following investments in Beacon:

Date	Transaction	Number of Shares	Total Consideration (Php)
		(in millions)	(in millions)
March 30, 2010	PCEV subscription to Beacon Common Shares(1)	1,157 Beacon Common Shares	23,130
October 25, 2011	PCEV transfer of remaining Meralco Common Shares to Beacon(2)	69 Meralco Common Shares	15,136
	PCEV subscription to Beacon Preferred Shares	1,199 Beacon Class “A” Preferred Shares	15,136
January 20, 2012	PCEV subscription to Beacon Common Shares	135 Beacon Common Shares	2,700
May 30, 2016	PCEV subscription to Beacon Class “B” Preferred Shares	277 Beacon Class “B” Preferred Shares	3,500
September 9, 2016	Beacon redemption of Class “B” Preferred Shares held by PCEV	198 Beacon Class “B” Preferred Shares	2,500
April 20, 2017	Beacon redemption of Class “B” Preferred Shares held by PCEV	79 Beacon Class “B” Preferred Shares	1,000

(1)	PCEV transferred 154 million Meralco shares at a price of Php150.00 per share or an aggregate amount of Php23,130 million on May 12, 2010.
(2)	The transfer of the Meralco shares were implemented through a special block sale/cross sale in the PSE.

Sale of Beacon’s Meralco Shares to MPIC

Beacon has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	% of Meralco Shareholdings Sold	Price Per Share (Php)	Total Price (Php)	Deferred Gain Realized(1) (Php)
	(in millions)				(in million pesos)
June 24, 2014	56.35	5%	235.00	13,243	1,418
April 14, 2015	112.71	10%	235.00	26,487	2,838

(1)	Since Beacon sold the shares to an entity not included in the PLDT Group, PCEV realized portion of the deferred gain which was recognized when the Meralco shares were transferred to Beacon.

Sale of PCEV’s Beacon Common and Preferred Shares to MPIC

PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price (Php)	Deferred Gain Realized (Php)
	(in millions)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

On May 30, 2016, MPIC settled a portion of the consideration amounting to Php17,000 million immediately upon signing of the Share Purchase Agreement dated May 30, 2016 and the balance of Php9,200 million will be paid in annual installments until June 2020.

On June 27, 2017, MPIC settled a portion of the consideration amounting to Php12,000 million upon closing of the sale under the Share Purchase Agreement dated June 13, 2017 and the balance of Php9,800 million will be paid in annual installments from June 2018 to June 2021.

Subsequent to its full divestment in June 2017, PCEV continued to hold its representation in the Board of Directors of Beacon and participate in the decision making.  As set forth in the Share Purchase Agreement dated June 30, 2017: (i) PCEV shall be entitled to nominate one director to the Board of Directors of Beacon (“Seller’s Director”) and MPIC agrees to vote its shares in Beacon in favor of such Seller’s Director; and
(ii) MPIC shall cede to PCEV the right to vote all of the shares.  The parties agreed that with respect to decisions or policies affecting dividend payouts to be made by Beacon, PCEV shall exercise its voting rights, and shall vote, in accordance with the recommendation of MPIC on such matter.  Based on the foregoing, PCEV’s previously joint control over Beacon has become a significant influence.

Beginning January 1, 2018, the unpaid balance from MPIC is measured at FVOCI using discounted cash flow valuation method in accordance with the new classification under IFRS 9 with interest income to be accreted over the term of the receivable.

Sale of PCEV’s Receivables from MPIC (FVOCI)

On December 5, 2017, the Board of Directors of PCEV approved the proposed sale of 50% of PCEV’s receivable from MPIC, with an option on the part of PCEV to upsize to 75%, consisting of the proceeds from the sale of its shares in Beacon, which are due in 2019 to 2021.

On March 2, 2018, PCEV entered into a Receivables Purchase Agreement, or RPA, with various financial institutions, or the Purchasers, to sell a portion of its receivables from MPIC due in 2019 to 2021 amounting to Php5,550 million for a total consideration of Php4,852 million, which was settled on March 5, 2018.  Under the terms of the RPA, the Purchasers will have exclusive ownership of the purchased receivables and all of its rights, title, and interest.

On March 23, 2018, PCEV entered into another RPA with a financial institution to sell a portion of its receivables from MPIC due in 2019 amounting to Php2,230 million for a total consideration of Php2,124 million, which was settled on April 2, 2018.

PCEV’s remaining receivables from MPIC amounted to Php2,919 million, net of Php2 million allowance for ECL, and Php4,353 million, net of Php2 million allowance for ECL as at December 31, 2019 and 2018, respectively.

The following table explains the changes in the allowance for ECLs between the beginning and the end of the year.

	2019
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Total
	(in million pesos)
Balances as at beginning of the year	2	—	—	2
Provisions	1	—	—	1
Financial assets derecognized during the year	(1)	—	—	(1)
Balances at end of the year	2	—	—	2

	2018
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Total
	(in million pesos)
Balances as at beginning of the year	4	—	—	4
Financial assets derecognized during the year	(2)	—	—	(2)
Balances at end of the year	2	—	—	2

Investment of Smart in TCI

In 2019, Smart, along with Globe and Dito Telecommunity, Inc. entered into an agreement to form a joint venture that will address the requirements of Republic Act No. 11202, or the Mobile Number Portability, or MNP, Act.  The newly enacted law allows mobile phone users to switch networks or change their subscription from prepaid to postpaid or vice versa, without changing their mobile numbers.

The joint venture company, TCI was incorporated in the Philippines on December 26, 2019 and registered with the Philippine SEC on January 17, 2020.  The primary purpose of the joint venture is to serve as a clearing house for MNP.  TCI will ensure smooth implementation of mobile number porting services.  Smart subscribed Php10 million representing 33.3% equity interest in TCI, which is equivalent to 10 million shares at a subscription price of Php1.00 per share.

Summarized financial information of individually immaterial joint ventures

The following tables present the summarized financial information of our individually immaterial joint investments in joint ventures for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	367	35	—
Net income	200	15	—
Other comprehensive income	—	—	—
Total comprehensive income	200	15	—

We have no outstanding contingent liabilities or capital commitments with our joint ventures as at December 31, 2019 and 2018.